Dividends - Additional Information (Detail)	Nov. 08, 2022 $ / shares
Dividends Payable [Line Items]
Quarterly dividend payment per share	$ 0.435
Cash dividend anticipated payable date	2023-04
First Installment [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 08, 2022
Quarterly dividend payment per share	$ 0.395
Record Date	Dec. 30, 2022
Cash dividend payable date	Jan. 27, 2023